Significant Accounting Policies - Schedule of diluted loss per ordinary share (Q3) (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Numerator:
Net income allocable to Class A ordinary shares subject to possible redemption		$ 6,205,927	$ 3,803,233
Denominator:
Weighted Average Redeemable Class A Ordinary shares, Basic and Diluted (in shares)		34,500,000	24,895,604
Basic and Diluted net income per share, Redeemable Class A Ordinary shares (in dollars per share)	$ 0	$ 0.18	$ 0.15
Numerator:
Net income allocable to Class B ordinary shares not subject to redemption		$ 1,551,482	$ 1,218,711
Denominator:
Weighted Average Non-Redeemable Ordinary shares, Basic and Diluted (in shares)		8,625,000	7,977,564
Basic and diluted net loss per ordinary share (in dollars per share)	$ 0	$ 0.18	$ 0.15